SEGMENT INFORMATION (Schedule of Assets By Segment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 108,880,000		$ 108,942,000		$ 116,311,000
Assets less assets held for sale	98,889,000
Depreciation and amortization	1,859,000	[1]	1,906,000	[1]	2,618,000	[1]
Expenditure for segment assets	2,830,000	[1]	2,147,000	[1]	2,953,000	[1]
OEM of Heat Management Solutions [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	45,518,000		34,315,000		34,055,000
Depreciation and amortization	991,000	[1]	974,000	[1]	1,139,000	[1]
Expenditure for segment assets	992.000	[1]	1,047,000	[1]	924,000	[1]
Goodwill
OEM - Electric Motion Systems [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets			12,707,000		13,941,000
Depreciation and amortization		[1]		[1]		[1]
Expenditure for segment assets		[1]		[1]		[1]
Heat Transfer Services and Products [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	28,806,000		27,093,000		27,464,000
Depreciation and amortization	603,000	[1]	735,000	[1]	758,000	[1]
Expenditure for segment assets	664,000	[1]	756,000	[1]	638,000	[1]
MRO services for Aviation Components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	18,137,000		18,473,000		21,068,000
Depreciation and amortization	265,000	[1]	197,000	[1]	721,000	[1]
Expenditure for segment assets	584,000	[1]	344,000	[1]	1,391,000	[1]
Amounts not allocated to segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	16,419,000		16,354,000		19,783,000
Depreciation and amortization		[1]		[1]		[1]
Expenditure for segment assets		[1]		[1]		[1]
Goodwill

[1]	Excluding discontinued operations for each of the years ended on December 31, 2013, 2012 and 2011.